As filed with the Securities and Exchange Commission on August 13, 2015

Registration Nos.

333-152224

811-05563

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 25	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 398	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-7286

(Depository’s Telephone Number, including Area Code)

Charlene Grant

Vice President

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on August 24, 2015 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new date for a previously filed post-effective amendment. Such effective date shall be August 24, 2015.

Title of Securities being registered: interests in the Separate Account under M’s Versatile Product VII, M’s Versatile Product VIII, M’s Versatile Product IX, MVP VUL 10, and MVP VUL 10 LTP Flexible Premium Variable Life Insurance Policies.

Filing fee: None

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, to delay the effective date of Post-Effective Amendment No. 24 to Registration Statement No. 333-152224 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on June 18, 2015. Post-Effective Amendment No. 24 was scheduled to become effective on August 17, 2015. As stated on the cover page to this filing, this Post-Effective Amendment No. 25 is intended to become effective on August 24, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 25 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California on the day of August 13, 2015.

PACIFIC SELECT EXEC SEPARATE ACCOUNT (Registrant) By: PACIFIC LIFE INSURANCE COMPANY

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY (Depositor)

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Name	Title	Date

	Director, Chairman and Chief Executive Officer	August 13, 2015
James T. Morris*

	Director and President	August 13, 2015
Khanh T. Tran*

	Executive Vice President and Chief Financial Officer	August 13, 2015
Adrian S. Griggs*

	Director, Senior Vice President and General Counsel	August 13, 2015
Sharon A. Cheever*

	Director, Vice President and Secretary	August 13, 2015
Jane M. Guon*

	Executive Vice President	August 13, 2015
Richard J. Schindler*

	Senior Vice President and Chief Accounting Officer	August 13, 2015
Edward R. Byrd*

	Vice President and Treasurer	August 13, 2015
Joseph W. Krum*

	Vice President and Controller	August 13, 2015
Brian D. Klemens*

*By: /s/ SHARON A. CHEEVER		August 13, 2015
Sharon A. Cheever as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 23 of the Registration Statement filed on Form N-6 for Pacific Select Exec Separate Account, File No. 333-152224, Accession No. 0001193125-15-132721, filed on April 16, 2015, as Exhibit 18).